NET TAXATION LIABILITY (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Reconciliation of Current Tax Liability [Roll Forward]
Balance at beginning of year		$ 276	$ 128		$ 89
Refunds during the year		11	6		36
Payments during the year		(742)	(189)		(116)
Taxation of items included in the income statement		1,031	462		218
Offset of VAT and other taxes		(179)	(114)		(87)
Disposal of subsidiaries		(12)	0		0
Translation		(11)	(17)		(12)
Balance at the end of year		374	276		128
Included in the statement of financial position as follows:
Trade, other receivables and other assets		(3)	(1)		(18)
Taxation liability	[1]	377	277	[2]	146	[2]
Current tax liabilities		$ 374	$ 276		$ 128

[1]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.
[2]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.